Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Numerator:
Net income (loss)	$ (4,631)	$ (7,432)	$ 1,287
Denominator:
Weighted-average common shares outstanding	19,058	18,692	18,346
Income (Loss) per common share	$ (0.24)	$ (0.4)	$ 0.07
Numerator:
Net income (loss)	$ (4,631)	$ (7,432)	$ 1,287
Denominator:
Weighted-average common shares outstanding	19,058	18,692	18,346
Dilutive effect of stock options and warrants			448
Weighted-average common shares outstanding – diluted	19,058	18,692	18,794
Diluted income (loss) per common share	$ (0.24)	$ (0.4)	$ 0.07